Analysis of Assets and Liabilities by Financial Instrument Classification	12 Months Ended
Feb. 28, 2026
Analysis of Assets and Liabilities by Financial Instrument Classification [Abstract]
ANALYSIS OF ASSETS AND LIABILITIES BY FINANCIAL INSTRUMENT CLASSIFICATION

30. ANALYSIS OF ASSETS AND LIABILITIES BY FINANCIAL INSTRUMENT CLASSIFICATION

The following table shows the carrying amounts and classification of financial assets and financial liabilities. The carrying amounts approximate their fair values.

		As of February 28
Figures in Rand thousands	Notes	2026	2025

Financial assets (at amortized cost)
Loan to a related party	12	28,700	28,700
Trade and other receivables (exclude prepayments and other taxes)	11	511,611	538,186
Cash and cash equivalents	13	1,153,874	1,042,882
		1,694,185	1,609,768

Financial liabilities (at amortized cost)
Loan from a related party	12	85	138
Trade and other payables (exclude other taxes)	18	522,978	414,147
Term loans	15	448,652	314,953
Bank overdraft	13	407,668	205,299
		1,379,383	934,537